CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement of Comprehensive Income [Abstract]
Net income	$ 825.7	$ 821.3	$ 802.9
Change in unrealized gains (losses) on marketable securities:
Unrealized gains (losses) arising during the period, net of tax	45.8	(9.8)	(6.5)
Losses (gains) reclassified into earnings, net of tax	(0.6)	1.4	0.1
Other Comprehensive Income (Loss), Available-for-sale Securities Adjustment, Net of Tax, Total	45.2	(8.4)	(6.4)
Change in unrealized gains (losses) on cash flow hedges:
Unrealized gains (losses) arising during the period, net of tax	2.2	(4.6)	4.1
Losses (gains) reclassified into earnings, net of tax	(1.2)	4.1	(4.1)
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, Net of Tax, Total	1.0	(0.5)		[1]
Other comprehensive income (loss), net of tax	46.2	(8.9)	(6.4)
Comprehensive income	$ 871.9	$ 812.4	$ 796.5

[1]	Represents an amount lower than $0.1